Income taxes (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Income taxes [Abstract]
Statutory income tax rate			0.00%
Effective income tax rate	8.70%	(2.50%)	9.70%	5.70%